UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Quantlab Capital Management, Ltd.
Address:  4200 Montrose Boulevard, Suite 450
Houston, Texas 77006


Form 13F File Number:   28-10022

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mark F. Hansen
Title:  	Chief Financial Officer
Phone:		(713) 523-9394

Signature, Place, and Date of Signing:


	/s/ Mark F. Hansen	Houston, TX				02/12/2003

	[Signature]		[City, State]				[Date]

Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  	85

Form 13F Information Table Value Total:  	$48,343
					 	(thousands)

List of Other Included Managers: NONE


Name of Issuer		Ttle of				Value	Shrs or		Shrs/	Put/	Invest	Other 	Voting Authority
			Class		Cusip		(x$1000)Prn Amt.	Prn	Call	Dscrtn	Mngrs	Sole	Shares	None

ABBOTT LABS		Com		002824100	 480 	12000		SH		Sole	 	12000
AMERICAN EXPRESS CO	Com		025816109	 354 	10000		SH		Sole	 	10000
ANALOG DEVICES INC	Com		032654105	 358 	15000		SH		Sole	 	15000
AUTOMATIC DATA
PROCESSING INC		Com		053015103	 1,217 	31000		SH		Sole	 	31000
BP P L C		Sponsored ADR	060505104	 862 	21200		SH		Sole	 	21200
BANK OF AMERICA
CORPORATION		Com		060505104	 1,030 	14800		SH		Sole	 	14800
BANK ONE CORP		Com		06423A103	 950 	26000		SH		Sole		26000
BIOVAIL CORP		Com		09067J109	 264 	10000		SH		Sole		10000
BUSINESS OBJECTS S A	Sponsored ADR	12328X107	 360 	24000		SH		Sole	 	24000
CVS CORP		Com		126650100	 669 	26800		SH		Sole	 	26800
CAPITAL ONE FINL CORP	Com		14040H105	 588 	19800		SH		Sole	 	19800
CARNIVAL CORP		Com		143658102	 494 	19800		SH		Sole	 	19800
CATERPILLAR INC DEL	Com		149123101	 1,189 	26000		SH		Sole	 	26000
CENDANT CORP		Com		151313103	 289 	27600		SH		Sole	 	27600
CHEVRONTEXACO CORP	Com		166764100	 831 	12500		SH		Sole	 	12500
CLEAR CHANNEL
COMMUNICATIONS		Com		184502102	 1,096 	29400		SH		Sole	 	29400
CLOROX CO DEL		Com		189054109	 697 	16900		SH		Sole	 	16900
COGNOS INC		Com		19244C109	 253 	10800		SH		Sole	 	10800
COLGATE PALMOLIVE CO	Com		194162103	 1,148 	21900		SH		Sole	 	21900
COMERICA INC		Com		200340107	 208 	4800		SH		Sole	 	4800
COSTCO WHSL CORP NEW	Com		22160K105	 396 	14100		SH		Sole	 	14100
CREE INC		Com		225447101	 177 	10800		SH		Sole	 	10800
DELL COMPUTER CORP	Com		247025109	 612 	22900		SH		Sole	 	22900
DIAMONDS TR		Unit Ser 1	252787106	 418 	5000		SH		Sole	 	5000
DU PONT E I DE NEMOURS
& CO			Com		263534109	 657 	15500		SH		Sole	 	15500
ELECTRONIC ARTS INC	Com		285512109	 707 	14200		SH		Sole	 	14200
FEDERAL HOME LN HTG
CORP			Com		313400301	 968 	16400		SH		Sole	 	16400
FEDERATED DEPT STORES
INC DE			Com		31410H101	 385 	13400		SH		Sole	 	13400
FLEETBOSTON FINL CORP	Com		339030108	 236 	9700		SH		Sole	 	9700
FOREST LABS INC		Com		345838106	 501 	5100		SH		Sole	 	5100
GENERAL MTRS CORP	Com		370442105	 339 	9200		SH		Sole	 	9200
GEORGIA PAC CORP	Com		373298108	 604 	37400		SH		Sole	 	37400
HARLEY DAVIDSON INC	Com		412822108	 1,095 	23700		SH		Sole	 	23700
INTEGRATED CIRCUIT SYS
INC			Com		45811K208	 664 	36400		SH		Sole	 	36400
INTERNATIONAL BUSINESS
MACHS			Com		459200101	 1,480 	19100		SH		Sole	 	19100
INTERNET SEC SYS INC	Com		46060X107	 598 	32600		SH		Sole	 	32600
INTUIT			Com		461202103	 1,159 	24700		SH		Sole	 	24700
KLA-TENCOR CORP		Com		482480100	 580 	16400		SH		Sole	 	16400
KELLOGG CO		Com		487836108	 295 	8600		SH		Sole	 	8600
KRISPY KREME DOUGHNUTS
INC			Com		501014104	 223 	6600		SH		Sole	 	6600
L-3 COMMUNICATIONS
HLDGS INC		Com		502424104	 328 	7300		SH		Sole	 	7300
LAM RESEARCH CORP	Com		512807108	 254 	23500		SH		Sole	 	23500
LINEAR TECHNOLOGY CORP	Com		535678106	 201 	7800		SH		Sole	 	7800
LOCKHEED MARTIN CORP	Com		539830109	 422 	7300		SH		Sole	 	7300
MCGRAW HILL COS INC	Com		580645109	 224 	3700		SH		Sole	 	3700
MENTOR GRAPHICS CORP	Com		587200106	 124 	15800		SH		Sole	 	15800
MERCK & CO INC		Com		589331107	 493 	8700		SH		Sole	 	8700
MICROSOFT CORP		Com		594918104	 481 	9300		SH		Sole	 	9300
NETIQ CORP		Com		64115P102	 332 	26900		SH		Sole	 	26900
NEXTEL COMMUNICATIONS
INC			Cl A		65332V103	 186 	16100		SH		Sole	 	16100
NUCOR CORP		Com		670346105	 723 	17500		SH		Sole	 	17500
OMNICOM GROUP INC	Com		681919106	 1,176 	18200		SH		Sole	 	18200
ORACLE CORP		Com		68389X105	 175 	16200		SH		Sole	 	16200
PHILIP MORRIS COS INC   Com		718154107	 203 	5000		SH		Sole	 	5000
PROCTER & GAMBLE CO	Com		742718109	 1,323 	15400		SH		Sole	 	15400
QLOGIC CORP		Com		747277101	 411 	11900		SH		Sole	 	11900
QUALCOMM INC		Com		747525103	 771 	21200		SH		Sole	 	21200
RPM INTL INC		Com		749685103	 163 	10700		SH		Sole	 	10700
ROYAL DUTCH PETE CO	NY Reg Eur .56	780257804	 339 	7700		SH		Sole	 	7700
SLM CORPORATION		Com		78442P106	 343 	3300		SH		Sole	 	3300
SPOR TR			Unit Ser 1	78462F103	 441 	5000		SH		Sole	 	5000
SCHLUMBERGER LTD	Com		806857108	 615 	14600		SH		Sole	 	14600
SOUTHWEST AIRLS CO	Com		844741108	 197 	14200		SH		Sole	 	14200
STATE STR CORP		Com		857477103	 382 	9800		SH		Sole	 	9800
SUNTRUST BKS INC	Com		867914103	 285 	5000		SH		Sole	 	5000
SYMANTEC CORP		Com		871503108	 774 	19100		SH		Sole	 	19100
TEVA PHARMACEUTICAL
INDS LTD		ADR		881624209	 336 	8700		SH		Sole	 	8700
3M CO			Com		88579Y101	 863 	7000		SH		Sole	 	7000
TIFFANY & CO NEW	Com		886547108	 349 	14600		SH		Sole	 	14600
TOTAL FINA ELF S.A.	Sponsored ADR	89151E109	 744 	10400		SH		Sole	 	10400
TOYS R US INC		Com		892335100	 732 	73200		SH		Sole	 	73200
USA INTERACTIVE		Com		902984103	 802 	35000		SH		Sole	 	35000
UNIONBANCAL CORP	Com		908906100	 200 	5100		SH		Sole	 	5100
UNITED PARCEL SERVICE
INC			Cl B		911312106	 826 	13100		SH		Sole	 	13100
UNITED STATES STL CORP
NEW			Com		912909108	 394 	30000		SH		Sole	 	30000
UNITED TECHNOLOGIES
CORP			Com		913017109	 434 	7000		SH		Sole	 	7000
VERISIGN INC		Com		92343E106	 117 	14600		SH		Sole	 	14600
VIACOM INC		Cl B		925524308	 1,251 	30700		SH		Sole	 	30700
VODAFONE GROUP PLC NEW	Sponsored ADR	92857W100	 496 	27400		SH		Sole	 	27400
WAL-MART STORES INC	Com		931142103	 268 	5300		SH		Sole	 	5300
WALGREEN CO		Com		931422109	 657 	22500		SH		Sole	 	22500
WASHINGTON MUT INC	Com		939322103	 1,064 	30800		SH		Sole	 	30800
WELLPOINT HEALTH
NETWORK NEW		Com		94973H108	 612 	8600		SH		Sole	 	8600
WELLS FARGO & CO NEW	Com		949746101	 694 	14800		SH		Sole	 	14800
WENDYS INTL INC		Com		950590109	 707 	26100		SH		Sole	 	26100

